UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2008

Item 1. Report to Stockholders.

FundX Upgrader Funds

FundX Upgrader Fund
FundX Aggressive Upgrader Fund
FundX Conservative Upgrader Fund
FundX Flexible Income Fund
FundX Stock Upgrader Fund
FundX ETF Aggressive Upgrader Fund
FundX ETF Upgrader Fund
FundX Tactical Upgrader Fund

Semi-Annual Report
April 30, 2008

FUNDX UPGRADER FUNDS

April 30, 2008

Dear Fellow Shareholders,

Thank you for your continued support of the FundX Upgrader Funds.

It can be a great challenge to persevere with your chosen investment strategy through difficult market environments.  Since our Annual Report, investors have been plagued by volatile market conditions, fears of weakening global growth and a U.S. recession, and overwhelmingly negative reports from the media.

Our focus, as always, remains on following our quantitative Upgrading strategy in a disciplined way.  We believe Upgrading prevents us from reacting emotionally to short-term market fluctuations or media hype. The strategy leads us to make portfolio changes when we believe a better performing investment alternative becomes available, not because of fear or market forecasts.

MARKET PERSPECTIVE

Stock markets worldwide tumbled in the past six months, and this slide coincided fairly closely with this reporting period.  The share prices of all of the equity-based Upgrader Funds peaked precisely at their October 31 fiscal year-end.

2007 saw the first fourth quarter loss in 10 years for the S&P 500 and the first quarter of 2008 was no better. The S&P 500 Index fell 10% in the first three months of 2008, its worst first quarter return since 2002, and the Dow Jones Industrial Average (DJIA) lost 7% for the same period.

Foreign markets responded in kind. The Europe, Australasia and Far East (EAFE) index lost 9% for the quarter. Germany and Japan both lost over 16%. Previously top-performing emerging markets also tumbled. India was down almost 20% and China lost 32% through the end of the first quarter.

April marked a turning point and the markets turned positive once again. The DJIA gained 4.7% in April – its best monthly gain in four years – and the S&P 500 posted its first monthly gain since October 2007.

All of the FundX Upgrader Funds have positive returns for the trailing one and three month periods, but aside from the FundX Flexible Income Fund (INCMX), most of the FundX Upgrader Funds are still negative year-to-date through April 30, 2008.

THE POWER OF STAYING FLEXIBLE

The Upgrading method we use to manage the FundX Upgrader Funds is designed to adapt to ever-changing market leadership. We are not tied to domestic funds or foreign funds, large or small caps, or growth or value approaches, and recent studies demonstrate the value of such flexibility.

A study by Drs. Craig Callahan and Tom Howard published in the Journal of Investment Consulting in 2005 supports a go-anywhere approach like Upgrading. This research concluded that "in order to produce superior returns, managers must be allowed to pursue their unique style and have access to the entire stock universe, which means that the resulting portfolio experiences characteristic drift."

In April, the Wall Street Journal included the FundX Upgrader Fund in its list of 12 multi-cap funds out of 56 for the period ending April 30, 2008 that have been steady performers during the past five years. The Journal also noted that "managers of multi-cap funds have the freedom to scour the entire stock market for good deals instead of being confined to one part of it".

NEW TACTICAL UPGRADER FUND

In February, we launched our eighth FundX Upgrader Fund: the FundX Tactical Upgrader Fund (TACTX).  This portfolio will, at times, take deliberate action to attempt to  reduce exposure to market risk.

TACTX uses the NoLoad FundX Upgrading rankings to build its portfolio along with a tactical model that measures market risk and determines the fund’s overall market exposure. This is our only strategy that will not remain fully invested in all market environments. Instead, we take a broad view of market conditions and align our portfolio with the weight of the evidence across a variety of measures.

We hope this tactical approach will help investors avoid the pitfalls of reacting emotionally to stock market advances and declines, and replace that tendency with confidence, knowing that we are implementing a carefully constructed strategy in a disciplined way on their behalf.

TACTX commenced operations on February 29, 2008. At that time, the S&P 500 index was down over 9% year-to-date, and over 14% below its October 19, 2007 peak.

The market continued to trend down during the fund’s first month, but the weight of the evidence across our Tactical Model was, in fact, bullish, holding TACTX to a fully invested posture.  The fund rose 2.32% in its first two months, through April 30.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FUNDX UPGRADER FUND (FUNDX)

At the time of our last report (October 31, 2007), this portfolio held 59 funds.  By the end of April 2008 we had consolidated that to 48 names, the result of removing 34 funds and adding 23 new names to the portfolio.  Of the 48 funds held on April 30, 25 were included at the start of the fiscal year.

The worst performing funds during this six month period were Asian emerging market funds, including iPath MSCI India (INP), which lost 26%, iShares Xinhua China Index (FXI), which lost 30%, and Matthews China (MCHFX), which lost 33%.  All three funds were sold in early April.  These funds never comprised more than 3.5% of the portfolio during this period.

Those emerging markets funds that accounted for losses during this period were the very same funds that provided the greatest gains last year.  Over all, these holdings have contributed much to the longer-term performance of the fund.

Winners were scarce during this six-month period, but some domestic funds added in January and February saw gains: John Hancock Large Cap Equity (TAGRX), up 12% and Quaker Strategic Growth (QAGIX), up 9.5% and the iShares S&P North American Natural Resources Index (IGE), up 9.6%.  In the emerging markets arena, only Brazil offered a bright spot, with iShares MSCI Brazil Index (EWZ) up 7%.  Exposure to that country boosted the Claymore BNY BRIC index (EEB), which includes Brazil, Russia, India and China.  EEB gained 1%, as did Fidelity Latin America (FLATX).

Overall, exposure to non-U.S. stocks has decreased over this six month period from roughly 75% of the portfolio to about 55%, mostly coming from developed European nations.  Interestingly, investments in emerging markets have actually increased slightly, from 16% to about 18%, representing additional Latin America exposure.

FUNDX AGGRESSIVE UPGRADER FUND (HOTFX)

At the time of our last report (October 31, 2007), the portfolio held 53 funds.  By the end of April 2008 we had consolidated that to 45 names, resulting from the removal of 32 funds and the addition of 24 new names to the portfolio.  Of the 45 funds held as of April 30, 20 were included at the start of the fiscal year.

The worst performing funds during this six month period were three China funds, iShares Xinhua China Index (FXI), which lost 29%, Matthews China (MCHFX), which lost 34% and Golden Dragon China (PGJ), off 30%.  Two of these funds were sold in early April, whereas PGJ was sold in February.  These funds comprised 7.4% of the portfolio at their peak weighting.

Those emerging markets funds that accounted for losses during this period were the same funds that provided the greatest gains last year.  Over all, these holdings have contributed much to the longer-term performance of the fund.

Winners were few during this period, but profits were gained by John Hancock Large Cap Equity (TAGRX), up 13%, and iShares MSCI Canada (EWC), up 8%.  In the emerging markets arena, only Brazil offered a bright spot, with iShares MSCI Brazil Index (EWZ) up 7%.  Exposure to that country boosted the Claymore BNY BRIC index (EEB), which includes Brazil, Russia, India and China.  That fund gained 2% for the portfolio.  Fidelity Latin America (FLATX) contributed a 6% gain.

Overall, exposure to non-U.S. stocks has decreased over this six month period from roughly 80% of the portfolio to about 59%, mostly coming from developed European nations.  Interestingly, investments in emerging markets have increased slightly, from 25% to about 26%.  Exposure to Latin America has increased from more than 6% to over 10% while levels in Asian emerging markets has come down from 15% to 9%.

FUNDX CONSERVATIVE UPGRADER FUND (RELAX)

At the time of our last report (October 31, 2007), the portfolio held 31 funds.  By the end of April 2008 we had consolidated that to 23 names, after removing 22 funds and adding 14 new names to the portfolio.  Of the 23 funds held as of April 30, 9 were included at the start of the fiscal year.

The worst performing funds during this six month period were Marsico Growth (MGRIX), down 20%, Vanguard Euro Stock (VGK), off 17% and Vanguard International (VTRIX) down 16%.

The biggest gainer for the period was PIMCO Commodity Real Return Index (PCRIX), which gained 24%.  Other contributors were UMB Scout International, up 6%, and Fairholme Fund racking up 5%.

Shifting more than a quarter of the portfolio into bond funds shortly after the start of 2008 did much to soften the blow of a poor first quarter in the equities markets.

Overall, exposure to non-U.S. stocks has decreased over this six month period from roughly 49% of the portfolio to about 37%.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

FUNDX FLEXIBLE INCOME FUND (INCMX)

At the time of our last report (October 31, 2007), the portfolio held 22 funds.  By the end of April 2008 we had consolidated that to 19 names, from the removal of 9 funds and the addition of 6 new names to the portfolio.  Of the funds held as of April 30, 12 were included at the start of the fiscal year.

The two worst performers during this six month period were high yield funds, Pioneer High Yield (TAHYX), down 7%, and John Hancock High Yield (JHHBX), off 6%.  High yield funds comprised up to 30% of the portfolio for most of the past five years, and have added a great deal to our performance during that time.  That component had been reduced to just 10% of the holdings at the start of this fiscal year, but the remaining positions were removed in December and February.  During this six month period we have seen the average Standard and Poor credit quality increase from A to AA, with a corresponding decrease in lower-rated bonds.  We feel that this translates into a more conservative posture for the portfolio.

The biggest gainer for the period was PIMCO Commodity Real Return Index (PCRIX), up 21%.  Other gains came from foreign bond funds; Oppenheimer International Bond (OIBAX) gained almost 7% and Loomis Sayles Global Bond (LSGBX) rose 5%.  World bonds made up just over 20% of the portfolio as of April 30.

FUNDX STOCK UPGRADER FUND (STOCX)

STOCX outperformed its benchmark S&P 500 Index by 240 basis points during this first half of its fiscal year ending April 30, 2008, shedding 7.30% of its value vs. a 9.7% drop in the index.

STOCX also has a mandate to stay well diversified, so no one stock is likely to have great influence.  The largest industry concentration over the past year has been energy, and concentration in this area rose to 37% of the portfolio by the April 30 report date.  Industrial materials represented 23% of the total.

As usual, the STOCX portfolio held a variety of significant gainers and losers. The best performers this period were U S Steel, up 42%, EOG Resources, up 59% and CONSOL Energy Inc., which gained 60% while part of the portfolio.  The three biggest losers during this six month period were EMC Corporation, down 42%, Juniper Networks, Inc., down 38%, and Apollo Group Inc., off 35%.

FUNDX ETF AGGRESSIVE UPGRADER FUND (UNBOX)

At the time of our last report (October 31, 2007), the portfolio held 18 funds.  By the end of April 2008 this had expanded to include 23 names, resulting from the addition of 18 new names and the removal of 13 funds from the portfolio.  Of the 23 funds held as of April 30, only 4 were included at the start of the fiscal year.

The worst performing funds during this six month period were Asian emerging market funds, including iPath MSCI India (INP), which lost 26%, iShares Xinhua China Index (FXI), which lost 33%, and PowerShares Golden Dragon Halter USX China (PGJ), which lost 27%.  PGJ was sold in early February; the other two were sold by early April.

Among the winners in the portfolio this period were iShares S&P Global Energy Sector (IXC) and Vanguard Energy (VDE), both up 10%.  In the emerging markets arena, only Brazil offered a bright spot, with iShares MSCI Brazil Index (EWZ) adding 7%.  Exposure to that country boosted iShares S&P Latin American 40 Index (ILF), up 5% during the report period.

Overall, exposure to non-US stocks has decreased over this six month period from roughly 86% of the portfolio to about 45%, mostly from reductions in developed European markets funds.  In the UNBOX portfolio, investments in emerging markets was also reduced, from 42% to 33%.  Exposure to Latin America has increased slightly, from 16% to almost 19%, while Asian emerging markets exposure has come down from 23% to 7%.

FUNDX ETF UPGRADER FUND (REMIX)

At the time of our last report (October 31, 2007), this portfolio held 28 funds.  By the end of April 2008 it had expanded to include 31 names, from the addition of 20 new names and the removal of 17 funds to the portfolio.  Of the 31 funds held as of April 30, only 5 were included at the start of the fiscal year.

The worst performing funds during this six month period were Asian emerging market funds, including iPath MSCI India (INP), which lost 21%, iShares Xinhua China Index (FXI), which lost 36%, and PowerShares Golden Dragon Halter USX China (PGJ), which lost 27%.  PGJ was sold in early February; the other two were sold by early April.

Among the winners in the portfolio this period were iShares S&P Global Energy Sector (IXC) and Vanguard Energy (VDE), both up 10%.  The iShares Dow Jones U.S. Basic Materials Sector Index (IYM) contributed 7% to the portfolio’s performance.  In the emerging markets arena, only Brazil offered a bright spot, with iShares MSCI Brazil Index (EWZ) adding 7%.  Exposure to that country boosted iShares S&P Latin American 40 Index (ILF), up 5%.

Overall, exposure to non-U.S. stocks has decreased over this six month period from roughly 65% of the portfolio to about 45%, mostly coming from developed European nations.  In the REMIX portfolio, investments in emerging markets is also reduced, from 13% to just over 9%.  Exposure to Latin America has increased slightly, from 4.8% to almost 5.7%, while investments in Asian emerging markets have come down from 7% to 2%.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

As always, we are grateful for your continued support of the FundX Upgrader Funds.

Sincerely,
Janet Brown

Past performance does not guarantee future results. Short term performance, in particular, is not a good indication of the fund’s future performance, and investment should not be made solely on return.

Mutual fund investing involves risk.  Principal loss is possible. Because the Funds are “fund of funds”, an investor will indirectly bear the principal risks of the underlying funds, including but not limited to, risks associated with smaller companies, foreign securities, emerging markets, non-diversification, fixed income investments, and short sales. Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The FundX Stock Upgrader Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.

HOW WE CLASSIFY FUNDS

CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like Òemerging marketsÓ- countries with less stable developing economies.

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3:HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

CLASS 4:TOTAL RETURN (BALANCED) FUNDS
Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

CLASS 5:FIXED INCOME (BOND) FUNDS
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some Class 5 funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

Standard & Poor's (S&P) measures the quality of bonds based on the issuers financial condition.  Typically, AAA is the highest rating and D is the lowest. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends The EAFE (Morgan Stanley Capital International, Europe, Australia and Far East) Index is an unmanaged index of over 1000 foreign common stock prices including the reinvestment of dividends.  It is widely recognized as a benchmark for measuring the performance of international value funds. You cannot invest directly in an index.

A basis point is one hundredth of a percentage point (0.01%).

The information provided in this letter represents the opinion of Janet Brown and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Sector weightings and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the Schedule of Investments of this report for further sector and holding information.

While the funds are no load, management and other expenses still apply.  Please see the prospectus for complete details.

The FundX Upgrader Funds are distributed by Quasar Distributors, LLC. (06/08)
WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

ALLOCATION OF PORTFOLIO AT APRIL 30, 2008 (UNAUDITED)

FundX Upgrader Fund	FundX Aggressive Upgrader Fund

FundX Conservative Upgrader Fund	FundX Flexible Income Fund

FundX Stock Upgrader Fund	FundX ETF Aggressive Upgrader Fund

* Cash equivalents and other assets less liabilities.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

ALLOCATION OF PORTFOLIO AT APRIL 30, 2008 (UNAUDITED), CONTINUED

FundX ETF Upgrader Fund	FundX Tactical Upgrader Fund

* Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

As a shareholder of the FundX Upgrader Funds (the "Funds"), you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/07 – 4/30/08).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem those shares that have been held for less than 30 days, except for the ETF Aggressive Fund and ETF Upgrader Fund which charge a 2.00% redemption fee on shares held less than 7 days.  Investment Retirement Accounts ("IRA") will be charged a $15.00 annual maintenance fee.  To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the examples below.  The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED), CONTINUED

FUNDX UPGRADER FUND
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/07	Value 4/30/08	11/1/07 – 4/30/08*
Actual	$1,000	$ 876	$5.08
Hypothetical (5% annual return before expenses)	$1,000	$1,019	$5.47
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.09% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

FUNDX AGGRESSIVE UPGRADER FUND
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/07	Value 4/30/08	11/1/07 – 4/30/08*
Actual	$1,000	$ 864	$5.42
Hypothetical (5% annual return before expenses)	$1,000	$1,019	$5.87
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.17% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

FUNDX CONSERVATIVE UPGRADER FUND
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/07	Value 4/30/08	11/1/07 – 4/30/08*
Actual	$1,000	$ 928	$5.75
Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.02
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.20% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

FUNDX FLEXIBLE INCOME FUND
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/07	Value 4/30/08	11/1/07 – 4/30/08*
Actual	$1,000	$1,015	$4.61
Hypothetical (5% annual return before expenses)	$1,000	$1,020	$4.62
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.92% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

FUNDX STOCK UPGRADER FUND
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/07	Value 4/30/08	11/1/07 – 4/30/08*
Actual	$1,000	$ 927	$7.19
Hypothetical (5% annual return before expenses)	$1,000	$1,017	$7.52
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED), CONTINUED

FUNDX ETF AGGRESSIVE UPGRADER FUND
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/07*	Value 4/30/08	11/1/07 – 4/30/08*
Actual	$1,000	$ 867	$6.78
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.32
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.46% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/366 (to reflect the since inception period).

FUNDX ETF UPGRADER FUND
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/07*	Value 4/30/08	11/1/07 – 4/30/08*
Actual	$1,000	$ 856	$6.92
Hypothetical (5% annual return before expenses)	$1,000	$1,017	$7.52
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/366 (to reflect the since inception period).

FUNDX TACTICAL UPGRADER FUND
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 2/29/08*	Value 4/30/08	2/29/08 – 4/30/08**
Actual	$1,000	$1,024	$6.29
Hypothetical (5% annual return before expenses)	$1,000	$1,002	$6.22
*	The Fund commenced operations on February 29, 2008
**	Expenses are equal to the Fund’s annualized expense ratio since inception of 1.25% multiplied by the average account value over the period multiplied by 62/366 (to reflect the since inception period).

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2008 (UNAUDITED)

Shares		Value
	Investment Companies: 99.9%
	Class 1 & 2 Funds: 29.7%^
725,134	American Century Heritage - Investor Class	$14,517,176
82,982	CGM Focus Fund	4,520,844
124,800	Claymore/BNY BRIC	6,614,400
839,321	Columbia Emerging Markets Fund - Class Z	13,630,573
120,014	Fidelity Latin American Fund	7,943,750
97,000	iShares Dow Jones Transportation Fund	8,958,920
35,000	iShares Dow Jones U.S. Energy Fund	4,995,550
112,900	iShares Goldman Sachs Natural Resources Index Fund	15,745,034
75,702	iShares MSCI Brazil Index Fund	6,819,993
176,800	iShares MSCI Canada Index	5,738,928
118,700	iShares MSCI Emerging Markets Index Fund	17,408,542
438,150	ishares MSCI Germany Index Fund	14,318,742
474,000	iShares MSCI Hong Kong Index Fund	9,219,300
549,606	iShares MSCI Malaysia Index Fund	6,518,327
104,000	iShares MSCI Mexico Index Fund	6,076,720
35,148	iShares MSCI Pacific ex-Japan Index Fund	5,135,123
139,600	iShares MSCI Spain Index Fund	8,764,088
26,785	iShares S&P Latin America 40 Index Fund	7,406,053
448,837	Ivy Large Cap Growth Fund - Class Y1	6,184,975
295,509	JHancock Large Cap Equity Fund - Class A*	9,042,571
114,918	Market Vectors Russia ETF	5,741,303
315,496	Matthews India Fund	6,470,827
222,319	Pioneer Emerging Markets Fund - Class A1	8,061,295
168,900	PowerShares DB Commodity Index Tracking Fund	6,406,377
175,000	PowerShares Water Resource Fund	3,636,500
81,700	streetTRACKS Gold Trust ETF*	7,090,743
124,250	Vanguard Consumer Staples ETF	8,649,043
162,650	Vanguard Emerging Markets Stock ETF	16,613,071
93,550	WisdomTree Pacific ex-Japan Total Dividend Fund	7,327,771
	Total Class 1 & 2 Funds
	(Cost $220,512,638)	249,556,539
	Class 3 Funds: 70.2%^
1,507,838	AllianceBernstein International Growth Fund - Class A1	30,021,054
1,660,714	BlackRock Fundamental Growth Fund - Class I*	37,681,596
724,519	BlackRock International Opportunities Portfolio - Service Class[1]	28,328,706
598,640	Calamos Growth Fund - Class A	32,955,138
1,529,992	Diamond Hill Long Short - Class A1	28,855,643
332,000	Diamonds Trust - Series 1	42,559,080
185,017	DJ Euro Stoxx 50 ETF	10,888,250
889,346	Fairholme Fund	28,797,014
469,838	Harbor International Fund - Institutional Class	33,335,012
399,075	iShares MSCI EMU Index Fund	45,151,345
1,505,447	Ivy Asset Strategy Fund - Class A	41,294,398

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2008 (UNAUDITED), CONTINUED

Shares		Value
	Investment Companies: 99.9%, Continued
	Class 3 Funds: 70.2%^, Continued
881,226	Julius Baer International Equity Fund - Class A	$36,174,343
992,142	Oppenheimer Quest Opportunity Value - Class A1	28,028,012
884,223	Quaker Strategic Growth - Class I1	24,307,294
1,527,788	Thornburg International Value Fund - Class A	47,773,929
794,097	UMB Scout International Fund	29,246,587
587,398	Vanguard Growth ETF	36,066,237
987,424	Wintergreen Fund	13,438,841
214,700	WisdomTree DIEFA Fund	14,260,374
	Total Class 3 Funds
	(Cost $564,093,390)	589,162,853
	Total Investment Companies
	(Cost $784,606,028)	838,719,392
	Short-Term Investment: 0.0%
92	Fidelity Institutional Money Market Portfolio	92
	Total Short-Term Investment
	(Cost $92)	92
	Total Investments: 99.9%
	(Cost $784,606,120)	838,719,484
	Other Assets in Excess of Liabilities: 0.1%	973,987
	Net Assets: 100.0%	$839,693,471

1	A portion of this security is considered illiquid. As of April 30, 2008, the value of these investments was $58,044,496 or 6.9% of net assets. See note 2 in the Notes to the Financial Statements.
*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS

Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like "emerging markets"- countries with less stable developing economies.

^	CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK

Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS

Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2008 (UNAUDITED)

Shares		Value
	Investment Companies: 99.9%
	Class 1 & 2 Funds: 59.4%^
496,796	American Century Heritage Fund - Investor Class	$9,945,865
57,882	CGM Focus Fund	3,153,386
106,000	Claymore/BNY BRIC	5,618,000
354,601	Columbia Emerging Markets Fund - Class Z	5,758,723
152,602	Driehaus Emerging Markets Growth Fund	6,130,012
60,000	Energy Select Sector SPDR Fund	4,905,000
62,000	iShares Dow Jones Transportation Fund	5,726,320
80,000	iShares Goldman Sachs Natural Resources Index Fund	11,156,800
66,650	iShares MSCI Brazil Index Fund	6,004,498
137,350	iShares MSCI Canada Index Fund	4,458,381
80,950	iShares MSCI Emerging Markets Index Fund	11,872,127
270,809	iShares MSCI Germany Index Fund	8,850,038
409,300	iShares MSCI Hong Kong Index Fund	7,960,885
425,430	iShares MSCI Malaysia Index Fund	5,045,600
57,200	iShares MSCI Mexico Index Fund	3,342,196
20,411	iShares MSCI Pacific ex-Japan Index Fund	2,982,047
102,400	iShares MSCI Spain Index Fund	6,428,672
26,193	iShares S&P Latin America 40 Index Fund	7,242,364
154,197	Ivy Large Cap Growth Fund - Class Y	2,124,833
186,337	JHancock Large Cap Equity Fund - Class A*	5,701,909
62,350	Market Vectors Russia ETF	3,115,006
217,461	Matthews India Fund	4,460,126
133,900	PowerShares DB Commodity Index Tracking Fund	5,078,827
131,000	PowerShares Water Resource Fund	2,722,180
73,700	streetTRACKS Gold Trust ETF*	6,396,423
77,250	Vanguard Consumer Staples ETF	5,377,373
116,900	Vanguard Emerging Markets Stock ETF	11,940,166
109,400	WisdomTree Pacific ex-Japan Total Dividend Fund	8,569,302
	Total Class 1 & 2 Funds
	(Cost $157,530,876)	172,067,059
	Class 3 Funds: 40.5%^
366,792	BlackRock Fundamental Growth Fund - Class I*	8,322,511
167,229	BlackRock International Opportunities Portfolio - Service Class	6,538,650
92,768	Calamos Growth Fund - Class A	5,106,901
387,363	Diamond Hill Long Short Fund - Class A	7,305,673
85,500	Diamonds Trust - Series 1	10,960,245
45,800	DJ Euro Stoxx 50 ETF	2,695,330
204,197	Fairholme Fund	6,611,896
107,096	Harbor International Fund - Institutional Class	7,598,485
100,205	iShares MSCI EMU Index Fund	11,337,194
314,408	Ivy Asset Strategy Fund - Class A	8,624,222
125,127	Julius Baer International Equity Fund - Class A	5,136,474
223,257	Oppenheimer Quest Opportunity Value Fund - Class A	6,307,012

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2008 (UNAUDITED), CONTINUED

Shares		Value
	Investment Companies: 99.9%, Continued
	Class 3 Funds: 40.5%^, Continued
397,781	Quaker Strategic Growth Fund - Class I	$10,934,994
291,263	Thornburg International Value Fund - Class A	9,107,787
76,004	UMB Scout International Fund	2,799,211
55,298	Vanguard Growth ETF	3,395,297
71,600	WisdomTree DIEFA Fund	4,755,672
	Total Class 3 Funds
	(Cost $112,251,599)	117,537,554
	Total Investment Companies
	(Cost $269,782,475)	289,604,613
	Short-Term Investment: 0.0%
525	Fidelity Institutional Money Market Portfolio	525
	Total Short-Term Investment
	(Cost $525)	525
	Total Investments: 99.9%
	(Cost $269,783,000)	289,605,138
	Other Assets in Excess of Liabilities: 0.1%	361,261
	Net Assets: 100.0%	$289,966,399

*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS

Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like "emerging markets"- countries with less stable developing economies.

^	CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK

Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS

Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2008 (UNAUDITED)

Shares		Value
	Investment Companies: 99.2%
	Class 3 Funds: 59.8%^
106,100	Allianz CCM Mid Cap Fund - Class D	$2,756,486
187,214	BlackRock Fundamental Growth Fund - Class I*	4,247,887
105,667	BlackRock International Opportunities Portfolio - Service Class	4,131,597
71,264	Calamos Growth Fund - Class A	3,923,102
220,325	Diamond Hill Long Short - Class A	4,155,321
48,700	DJ Euro Stoxx 50 ETF	2,865,995
132,334	Fairholme Fund	4,284,961
60,276	Harbor International Fund - Institutional Class	4,276,558
35,542	iShares MSCI EMU Index Fund	4,021,222
155,476	Ivy Asset Strategy Fund - Class A	4,264,695
103,919	Julius Baer International Equity Fund - Class A	4,265,880
135,092	Thornburg International Value Fund - Class A	4,224,325
114,062	UMB Scout International Fund	4,200,893
152,483	Wintergreen Fund	2,075,288
	Total Class 3 Funds
	(Cost $51,698,520)	53,694,210
	Class 4 Funds: 13.3%^
63,723	Hussman Strategic Growth Fund	977,504
203,258	Matthews Asian Growth & Income Fund	3,994,027
114,196	Permanent Portfolio	4,259,498
146,998	PIMCO CommodityRealReturn Strategy Fund - Institutional Class	2,741,511
	Total Class 4 Funds
	(Cost $10,750,797)	11,972,540
	Bond Funds: 26.1%^
95,937	Eaton Vance Floating Rate Fund	853,838
122,100	iShares Lehman 1-3 Year Treasury Bond Fund	10,178,256
111,891	Loomis Sayles Global Bond Fund	1,831,663
221,987	PIMCO Foreign Bond Fund	2,284,244
756,334	PIMCO Total Return Fund - Institutional Class	8,251,606
	Total Bond Funds
	(Cost $23,231,456)	23,399,607
	Total Investment Companies
	(Cost $85,680,773)	89,066,357
	Short-Term Investment: 0.3%
268,683	Fidelity Institutional Money Market Portfolio	268,683
	Total Short-Term Investment
	(Cost $268,683)	268,683
	Total Investments: 99.5%
	(Cost $85,949,456)	89,335,040
	Other Assets in Excess of Liabilities: 0.5%	428,391
	Net Assets: 100.0%	$89,763,431

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2008 (UNAUDITED), CONTINUED

*	Non-income producing.
^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS

Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS

Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^	BOND FUNDS

Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some bond funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2008 (UNAUDITED)

Shares		Value
	Investment Companies: 98.1%
	Class 4 Funds: 12.8%^
317,109	Matthews Asian Growth & Income Fund	$6,231,195
245,354	Permanent Portfolio	9,151,711
258,566	PIMCO CommodityRealReturn Strategy Fund - Institutional Class	4,822,254
	Total Class 4 Funds
	(Cost $17,950,520)	20,205,160
	Bond Funds: 85.3%^
193,295	Calvert Income Fund	3,106,245
311,832	Eaton Vance Floating-Rate Fund - Institutional Class	2,775,309
1,010,645	Eaton Vance Strategic Income Fund - Class A1	7,923,455
91,553	Federated International Bond Fund[2]	1,083,071
66,860	Fidelity Advisor Strategic Income Fund - Class T	772,237
228,500	iShares Lehman 1-3 Year Treasury Bond Fund	19,047,760
914,389	Loomis Sayles Bond Fund - Institutional Class	13,194,637
915,192	Loomis Sayles Global Bond Fund - Institutional Class[2]	14,981,698
409,982	Managers Short Duration Government Fund[2]	3,931,725
703,959	Oppenheimer International Bond Fund - Class A	4,667,249
2,114,954	Oppenheimer Strategic Income Fund - Class A	9,348,098
753,567	PIMCO Foreign Bond Fund	7,754,203
313,980	PIMCO Global Bond (Unhedged) Fund - Institutional	3,353,302
1,684,821	PIMCO Low Duration Fund - Institutional Class	17,067,241
2,164,921	PIMCO Total Return Fund - Institutional Class	23,619,292
228,707	Pioneer Strategic Income Fund - Class A	2,401,420
	Total Bond Funds
	(Cost $133,488,175)	135,026,942
	Total Investment Companies
	(Cost $151,438,695)	155,232,102
	Short-Term Investment: 1.7%
2,690,283	Fidelity Institutional Money Market Portfolio	2,690,283
	Total Short-Term Investment
	(Cost $2,690,283)	2,690,283
	Total Investments: 99.8%
	(Cost $154,128,978)	157,922,385
	Other Assets in Excess of Liabilities: 0.2%	359,693
	Net Assets: 100.0%	$158,282,078

1	Security is fair valued. As of April 30, 2008, the fair value of this investment was $7,923,455 or 5.0% of net assets. See note 2 in the Notes to the Financial Statements
2	A portion of this security is considered illiquid. As of April 30, 2008, the value of these investments was $3,125,495 or 2.0% of net assets. See note 2 in the Notes to the Financial Statements.
^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS

Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^	BOND FUNDS

Bond funds aim to generate current income while preserving capital. Because of their more predictable incomestreams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some bond funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX STOCK UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2008 (UNAUDITED)

Shares		Value
	Common Stocks: 99.0%
	Aerospace & Defense: 1.9%
807	L-3 Communications Holdings, Inc.	$89,940
1,332	Raytheon Co.	85,208
		175,148
	Air Freight & Logistics - 2.2%
2,788	Ryder System, Inc.	190,894
	Beverages: 1.1%
1,637	Molson Coors Brewing Co.	89,773
	Biotechnology: 3.9%
1,395	Biogen Idec, Inc.*	84,662
1,404	Celgene Corp.*	87,245
3,540	Gilead Sciences, Inc.*	183,230
		355,137
	Capital Markets: 1.1%
1,387	State Street Corp.	100,058
	Chemicals: 5.7%
930	Air Products & Chemicals, Inc.	91,540
1,434	Monsanto Co.	163,504
1,029	Praxair, Inc.	93,958
2,886	Sigma-Aldrich Corp.	164,560
		513,562
	Computers & Peripherals - 1.1%
588	Apple Computer, Inc.*	102,283
	Construction & Engineering - 3.1%
1,182	Fluor Corp.	180,692
1,170	Jacobs Engineering Group, Inc.*	101,006
		281,698
	Diversified Financial Services: 2.0%
3,471	Leucadia National Corp.	177,785
	Electric Utilities: 1.0%
1,189	FirstEnergy Corp.	89,936
	Electrical Equipment: 1.0%
1,687	Emerson Electric Co.	88,163
	Energy Equipment & Services: 9.8%
2,009	Halliburton Co.	92,233
2,500	Nabors Industries Ltd.*	93,850
1,274	National-Oilwell, Inc.*	87,205
4,379	Rowan Companies, Inc.	170,737
1,240	Smith International, Inc.	94,873
1,166	Transocean, Inc.*	171,938
2,256	Weatherford International, Ltd.*	181,992
		892,828

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX STOCK UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2008 (UNAUDITED), CONTINUED

Shares		Value
	Common Stocks: 99.0%, Continued
	Food & Staples Retailing - 2.1%
3,289	Wal-Mart Stores, Inc.	$190,696
	Food Products: 1.0%
1,981	Archer-Daniels-Midland Co.	87,283
	Gas Utilities - 1.0%
1,522	Questar Corp.	94,410
	Health Care Equipment & Supplies - 3.0%
1,466	Baxter International, Inc.	91,361
1,002	Becton, Dickinson & Co.	89,579
967	C.R. Bard, Inc.	91,062
		272,002
	Health Care Providers & Services: 5.5%
2,690	Express Scripts, Inc.*	188,354
1,898	Medco Health Solutions, Inc.*	94,027
34,100	Tenet Healthcare Corp.*	218,240
		500,621
	Hotels, Restaurants & Leisure: 2.0%
1,543	McDonald’s Corp.	91,932
2,306	Yum! Brands, Inc.	93,808
		185,740
	Household Durables - 0.9%
5,400	DR Horton, Inc.	83,646
	Insurance: 3.1%
2,761	Aflac, Inc.	184,076
1,453	Assurant, Inc.	94,445
		278,521
	Internet & Catalog Retail: 1.0%
1,200	Amazon.com, Inc.*	94,356
	Internet Software & Services: 3.0%
2,589	VeriSign, Inc.*	93,334
6,449	Yahoo!, Inc.*	176,767
		270,101
	Machinery: 1.0%
1,062	Deere & Co.	89,282
	Metals & Mining: 7.9%
2,235	CONSOL Energy, Inc.	180,946
794	Freeport-McMoRan Copper & Gold, Inc.	90,317
1,900	Newmont Mining Corp.	83,999
2,441	Nucor Corp.	184,296
1,171	United States Steel Corp.	180,275
		719,833

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX STOCK UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2008 (UNAUDITED), CONTINUED

Shares		Value
	Common Stocks: 99.0%, Continued
	Oil & Gas: 11.8%
1,298	Apache Corp.	$174,815
3,573	Chesapeake Energy Corp.	184,724
1,385	EOG Resources, Inc.	180,715
1,990	Murphy Oil Corp.	179,776
2,176	Occidental Petroleum Corp.	181,065
2,563	Range Resources Corp.	170,132
		1,071,227
	Oil, Gas & Consumable Fuels: 7.8%
2,670	Anadarko Petroleum Corp.	177,715
1,551	Devon Energy Corp.	175,884
1,750	Hess Corp.	185,850
2,700	XTO Energy, Inc.	167,022
		706,471
	Pharmaceuticals - 0.9%
1,193	Genzyme Corp.*	83,928
	Real Estate Investment Trusts - 1.0%
950	Public Storage, Inc.	86,165
	Road & Rail - 3.2%
933	Burlington Northern Santa Fe Corp.	95,679
3,102	CSX Corp.	195,271
		290,950
	Savings Institutions, Not Federally Chartered - 2.2%
10,602	Hudson City Bancorp, Inc.	202,816
	Semiconductor & Semiconductor Equipment: 0.8%
1,214	MEMC Electronic Materials, Inc.*	76,446
	Specialty Retail: 3.9%
3,227	GameStop Corp.*	177,614
5,600	TJX Cos, Inc.	180,432
		358,046
	Textiles, Apparel & Luxury Goods - 2.0%
2,700	Nike, Inc.	180,360
	Total Common Stocks
	(Cost $7,899,525)	8,980,165
	Short-Term Investment: 1.1%
97,818	Fidelity Institutional Money Market Portfolio	97,818
	Total Short-Term Investment
	(Cost $97,818)	97,818
	Total Investments: 100.1%
	(Cost $7,997,343)	9,077,983
	Liabilities in Excess of Other Assets: (0.1)%	(11,678)
	Net Assets: 100.0%	$9,066,305

*  Non-income producing security.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2008 (UNAUDITED)

Shares		Value
	Investment Companies: 99.7%
	Class 1 & 2 Funds: 99.7%^
68,858	Claymore Exchange Traded Fund	$3,649,474
34,385	Energy Select Sector SPDR Fund	2,810,974
34,924	iShares Dow Jones Basic Materials Fund	2,791,475
40,486	iShares Dow Jones Transportation Fund	3,739,287
19,679	iShares Dow Jones U.S. Energy Sector Fund	2,808,783
40,697	iShares MSCI Brazil Index Fund	3,666,393
234,517	iShares MSCI Malaysia Index Fund	2,781,372
58,263	iShares MSCI Mexico Index Fund	3,404,307
56,735	iShares MSCI Spain Index Fund	3,561,823
212,751	iShares MSCI Taiwan Index Fund	3,523,157
19,418	iShares S&P Global Energy Sector Index Fund	2,833,475
25,026	iShares S&P GSSI Natural Resources Index Fund	3,490,126
12,781	iShares S&P Latin America 40 Index Fund	3,533,946
50,382	Market Vectors Russia ETF	2,517,085
73,822	PowerShares DB Commodity Index Tracking Fund	2,800,069
71,935	PowerShares Dynamic Energy Exploration Fund	1,917,787
96,049	PowerShares Dynamic Oil & Gas Fund - Service Class*	2,797,907
136,800	PowerShares Water Resources Portfolio	2,842,704
110,018	SPDR S&P Homebuilders ETF	2,433,598
40,389	streetTRACKS Gold Trust ETF*	3,505,361
35,296	Vanguard Emerging Markets Stock ETF	3,605,133
31,067	Vanguard Materials ETF	2,797,894
23,552	Vanguard Energy ETF	2,805,750
	Total Class 1 & 2 Funds
	(Cost $66,478,869)	70,617,880
	Total Investment Companies
	(Cost $66,478,869)	70,617,880
	Short-Term Investment: 0.4%
215,797	Fidelity Institutional Money Market Portfolio	251,797
	Total Short-Term Investment
	(Cost $215,797)	251,797
	Total Investments: 100.1%
	(Cost $66,694,666)	70,869,677
	Liabilities in Excess of Other Assets: (0.1)%	(42,717)
	Net Assets: 100.0%	$70,826,960

*	Non-income producing security.
^	CLASS 1: GROWTH - MOST SPECULATIVE STOCK ETF’S

Class 1 includes ETFs that focus on special investments, industries or market sectors.  Class 1 ETFs may invest in small, new and/or unseasoned companies.  International ETFs may concentrate in a particular country or region, including "emerging markets" or economies not considered mature.  These ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: GROWTH - SPECULATIVE STOCK ETF’S

Class 2 includes ETFs invested in small or mid-sized companies.  Many of these ETFs may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings.  These ETFs mostly hold common stocks, but may contain convertible bonds or other instruments.  These ETFs may have moderate to high portfolio turnover.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2008 (UNAUDITED)

Shares		Value
	Investment Companies: 99.4%
	Class 1 & 2 Funds: 29.9%^
4,741	Claymore Exchange Traded Fund	$251,273
2,413	Energy Select Sector SPDR Fund	197,263
2,454	iShares Dow Jones Basic Materials Fund	196,148
2,728	iShares Dow Jones Transportation Fund	251,958
1,415	iShares Dow Jones U.S. Energy Sector Fund	201,963
2,853	iShares MSCI Brazil Index Fund	257,027
15,935	iShares MSCI Malaysia Index Fund	188,989
4,192	iShares MSCI Mexico Index Fund	244,939
3,919	iShares MSCI Spain Index Fund	246,035
14,656	iShares MSCI Taiwan Index Fund	242,703
1,363	iShares S&P Global Energy Sector Index Fund	198,889
1,764	iShares S&P GSSI Natural Resources Index Fund	246,007
895	iShares S&P Latin America 40 Index Fund	247,467
3,247	Market Vectors Russia ETF	162,220
5,169	PowerShares DB Commodity Index Tracking Fund	196,060
6,162	PowerShares Dynamic Energy Exploration Fund	164,279
6,658	PowerShares Dynamic Oil & Gas Fund - Service Class*	193,948
9,500	PowerShares Water Resources Portfolio	197,410
7,167	SPDR S&P Homebuilders ETF	158,534
2,826	streetTRACKS Gold Trust ETF*	245,268
2,417	Vanguard Emerging Markets Stock ETF	246,872
1,663	Vanguard Energy ETF	198,113
2,176	Vanguard Materials ETF	195,971
	Total Class 1 & 2 Funds
	(Cost $4,524,428)	4,929,336
	Class 3 Funds: 69.5%^
19,714	Diamonds Trust - Series 1	2,527,138
5,537	DJ Euro Stoxx 50 ETF	325,853
21,900	iShares MSCI EMU Index Fund	2,477,766
16,187	iShares Morningstar Large Core Index	1,232,316
45,000	Powershares Dividend Achievers ETF	725,400
23,062	Vanguard European Stock ETF	1,660,925
27,336	Vanguard Growth ETF	1,678,431
12,424	WisdomTree DIEFA Fund	825,202
	Total Class 3 Funds
	(Cost $11,063,817)	11,453,031
	Total Investment Companies
	(Cost $15,588,245)	16,382,367

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2008 (UNAUDITED), CONTINUED

Shares		Value
	Short-Term Investment: 0.8%
122,524	Fidelity Institutional Money Market Portfolio	$122,524
	Total Short-Term Investment
	(Cost $122,524)	122,524
	Total Investments: 100.2%
	(Cost $15,710,769)	16,504,891
	Liabilities in Excess of Other Assets: (0.2)%	(25,567)
	Net Assets: 100.0%	$16,479,324

*	Non-income producing security.
^	CLASS 1: GROWTH - MOST SPECULATIVE STOCK ETF’S

Class 1 includes ETFs that focus on special investments, industries or market sectors.  Class 1 ETFs may invest in small, new and/or unseasoned companies.  International ETFs may concentrate in a particular country or region, including "emerging markets" or economies not considered mature.  These ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: GROWTH - SPECULATIVE STOCK ETF’S

Class 2 includes ETFs invested in small or mid-sized companies.  Many of these ETFs may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings.  These ETFs mostly hold common stocks, but may contain convertible bonds or other instruments.  These ETFs may have moderate to high portfolio turnover.

^	CLASS 3: GROWTH - HIGHER QUALITY STOCK ETF’S

Generally, Class 3 ETFs are comprised of diversified portfolios invested in well-established companies.  Such portfolios may include  some fixed-income instruments such as bonds, convertibles, preferred stock or cash and may have flexibility to move to large cash positions.  International (foreign) or global (foreign and domestic) ETFs in this class tend to invest in larger companies in mature economies (e.g., Europe & Japan).  Primary objectives among these ETFs include long-term growth with little emphasis on income.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2008 (UNAUDITED)

Shares		Value
	Investment Companies: 98.3%
	Class 1 & 2 Funds: 32.8%^
28,552	Claymore/BNY BRIC ETF	$1,513,256
17,912	Energy Select Sector SPDR Fund	1,464,306
17,193	iShares Dow Jones Basic Materials Fund	1,374,236
15,943	iShares Dow Jones Transportation Fund	1,472,496
10,275	iShares Dow Jones U.S. Energy Sector Fund	1,466,551
17,319	iShares MSCI Brazil Index Fund	1,560,269
113,372	iShares MSCI Malaysia Index Fund	1,344,592
25,101	iShares MSCI Mexico Index Fund	1,466,651
23,192	iShares MSCI Spain Index Fund	1,455,994
87,989	iShares MSCI Taiwan Index Fund	1,457,098
7,541	iShares S&P Global Energy Sector Fund	1,100,382
10,335	iShares S&P GSSI Natural Resources Index Fund	1,441,319
5,487	iShares S&P Latin America 40 Index Fund	1,517,155
18,029	Market Vectors Russia ETF	900,729
29,494	PowerShares DB Commodity Index Tracking Fund	1,118,707
34,026	PowerShares Dynamic Energy Exploration Fund	907,133
47,268	PowerShares Dynamic Oil & Gas Fund - Service Class*	1,376,917
54,728	PowerShares Water Resource Fund	1,137,248
39,499	SPDR S&P Homebuilders ETF	873,718
16,939	streetTRACKS Gold Trust ETF*	1,470,136
13,563	Vanguard Emerging Markets Stock ETF	1,385,325
11,579	Vanguard Energy ETF	1,379,406
12,177	Vanguard Materials ETF	1,096,661
	Total Class 1 & 2 Funds
	(Cost $29,265,581)	30,280,285
	Class 3 Funds: 65.5%^
61,949	BlackRock International Opportunities Portfolio - Service Class	2,422,219
165,241	Diamond Hill Long Short Fund - Class A	3,116,444
54,929	Diamonds Trust - Series 1	7,041,349
96,753	Fairholme Fund	3,132,870
44,510	Harbor International Fund - Institutional Class	3,158,005
283,322	Harbor Large Cap Value Fund - Institutional Class[1]	2,643,397
59,409	iShares Morningstar Large Core Index Fund	4,522,807
60,447	iShares MSCI EMU Index Fund	6,838,974
115,196	Ivy Asset Strategy Fund - Class A	3,159,821
111,167	Oppenheimer Quest Opportunity Value Fund - Class A	3,140,469
59,000	Powershares Dividend Achievers ETF	951,080
25,087	Quaker Strategic Growth Fund - Class I	689,645
86,748	Thornburg International Value Fund - Class A	2,712,614
85,218	UMB Scout International Fund	3,138,563
57,241	Vanguard European Stock ETF	4,122,497
78,515	Vanguard Growth ETF	4,820,821
227,038	Wintergreen Fund	3,089,989

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2008 (UNAUDITED), CONTINUED

Shares		Value
	Investment Companies: 98.3%, Continued
	Class 3 Funds: 65.5%^, Continued
27,501	WisdomTree DIEFA Fund	$1,826,616
	Total Class 3 Funds
	(Cost $59,035,755)	60,528,180
	Total Investment Companies
	(Cost $88,301,336)	90,808,465
	Short-Term Investment: 1.8%
1,634,410	Fidelity Institutional Money Market Portfolio	1,634,410
	Total Short-Term Investment
	(Cost $1,634,410)	1,634,410
	Total Investments: 100.1%
	(Cost $89,935,746)	92,442,875
	Liabilities in Excess of Other Assets: (0.1)%	(55,583)
	Net Assets: 100.0%	$92,387,292

*	Non-income producing.
1	A portion of this security is considered illiquid. As of April 30, 2008, the value of these investments was $1,003,397 or 1.1% of net assets. See note 2 in the Notes to the Financial Statements.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS

Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like "emerging markets"- countries with less stable developing economies.

^	CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK

Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS

Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT APRIL 30, 2008 (UNAUDITED),

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
ASSETS
Investments in securities, at value (identified cost $784,606,120,
$269,783,000, $85,949,456, $154,128,978, respectively) (Note 2)	$838,719,484	$289,605,138	$89,335,040	$157,922,385
Cash	—	317	33,321	102,729
Receivables:
Investment securities sold	11,657,006	4,523,261	41,139	—
Fund shares sold	919,249	534,474	434,337	209,809
Dividends and interest	56,323	15,204	8,814	184,276
Other	32,175	—	5,599	19,018
Prepaid expenses	34,374	28,066	25,978	26,606
Total assets	851,418,611	294,706,460	89,884,228	158,464,823

LIABILITIES
Payables:
Investment securities purchased	8,657,247	3,963,203	—	—
Fund shares redeemed	312,520	107,783	6,111	20,639
Due to custodian	1,912,000	339,000	—	—
Investment advisory fees, net	648,647	234,931	72,916	114,439
Administration fees	30,465	10,675	3,335	6,066
Custody fees	6,532	2,445	1,152	1,237
Fund accounting fees	11,894	4,582	1,426	2,155
Transfer agent fees	114,274	52,484	2,473	19,329
Chief compliance officer fees	626	674	548	580
Other accrued expenses	30,935	24,284	32,836	18,300
Total liabilities	11,725,140	4,740,061	120,797	182,745
NET ASSETS	$839,693,471	$289,966,399	$89,763,431	$158,282,078

Net assets applicable to shares outstanding	839,693,471	289,966,399	89,763,431	158,282,078
Shares outstanding; unlimited number
of shares authorized without par value	21,360,736	6,354,757	2,660,884	5,251,210
Net asset value, offering and redemption price per share	$39.31	$45.63	$33.73	$30.14

COMPONENTS OF NET ASSETS
Paid-in capital	763,733,198	260,890,916	84,715,243	152,940,027
Undistributed (accumulated) net investment income (loss)	(1,313,102)	(648,769)	(861)	5,635,932
Accumulated net realized gain (loss) on investments	23,160,011	9,902,114	1,663,465	(4,087,288)
Net unrealized appreciation on investments	54,113,364	19,822,138	3,385,584	3,793,407
Net assets	$839,693,471	$289,966,399	$89,763,431	$158,282,078

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT APRIL 30, 2008 (UNAUDITED), CONTINUED

	FundX Stock	FundX ETF Aggressive	FundX ETF	FundX Tactical
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Upgrader Fund
ASSETS
Investments in securities, at value (identified cost $7,997,343,
$66,694,666, $15,710,769, $89,935,746, respectively) (Note 2)	$9,077,983	$70,869,677	$16,504,891	$92,442,875
Cash	174	—	—	1,656
Receivables:
Investment securities sold	—	2,790,158	197,002	1,120,961
Fund shares sold	59,982	149,926	44,000	2,682,721
Dividends and interest	3,539	1,636	3,798	12,092
Prepaid expenses	10,711	20,850	13,899	6,127
Total assets	9,152,389	73,832,247	16,763,590	96,266,432

LIABILITIES
Payables:
Investment securities purchased	—	2,878,465	237,641	3,785,152
Fund shares redeemed	45,197	19,613	4,677	2,604
Investment advisory fees, net	1,754	70,386	9,836	67,032
Administration fees	2,482	4,723	2,526	5,232
Custody fees	3,956	6,829	2,416	4,033
Fund accounting fees	1,514	862	1,337	917
Transfer agent fees	5,786	5,973	7,108	5,500
Chief compliance officer fees	623	523	492	383
Other accrued expenses	24,772	17,913	18,233	8,287
Total liabilities	86,084	3,005,287	284,266	3,879,140
NET ASSETS	$9,066,305	$70,826,960	$16,479,324	$92,387,292

Net assets applicable to shares outstanding	9,066,305	70,826,960	16,479,324	92,387,292
Shares outstanding; unlimited number
of shares authorized without par value	341,055	2,474,861	662,140	3,610,886
Net asset value, offering and redemption price per share	$26.58	$28.62	$24.89	$25.59

COMPONENTS OF NET ASSETS
Paid-in capital	7,943,237	72,016,624	17,475,867	90,075,463
Undistributed (accumulated) net investment income (loss)	25,241	(194,667)	(34,316)	(59,713)
Accumulated net realized gain (loss) on investments	17,187	(5,170,008)	(1,756,349)	(135,587)
Net unrealized appreciation on investments	1,080,640	4,175,011	794,122	2,507,129
Net assets	$9,066,305	$70,826,960	$16,479,324	$92,387,292

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2008 (UNAUDITED)

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
INVESTMENT INCOME
Dividends	$19,291,902	$6,750,322	$2,211,891	$4,138,553
Interest	52,034	22,850	10,219	34,850
Securities lending income, net (Note 2)	473,487	278,057	11,364	9,860
Total investment income	19,817,423	7,051,229	2,233,474	4,183,263

EXPENSES (Note 3)
Investment advisory fees	3,955,094	1,437,794	462,893	504,707
Transfer agent fees	423,460	147,033	50,414	74,791
Administration fees	186,760	64,626	20,879	32,535
Fund accounting fees	73,666	24,250	8,809	11,320
Custody fees	37,447	13,725	5,129	6,599
Reports to shareholders	26,226	11,532	6,627	7,253
Registration fees	23,752	16,540	8,103	18,769
Audit fees	10,920	10,177	8,935	8,935
Insurance expense	10,148	3,170	1,431	1,648
Trustee fees	9,594	4,836	3,216	3,430
Interest expense (Note 6)	8,291	5,690	2,006	317
Miscellaneous expenses	6,836	2,724	1,850	2,055
Legal fees	4,358	4,365	4,365	4,722
Chief compliance officer fees	1,245	1,293	1,168	1,199
Total expenses	4,777,797	1,747,755	585,825	678,280
Plus: prior year fees waived subject to recoupment	—	—	—	35,837
Less: expenses paid indirectly (Note 3)	(258,289)	(70,683)	(33,080)	(53,584)
Net expenses	4,519,508	1,677,072	552,745	660,533
Net investment income	15,297,915	5,374,157	1,680,729	3,522,730

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(2,906,133)	2,341,531	(1,728,515)	(452,465)
Capital gain distributions from
regulated investment companies	26,119,715	7,597,626	3,396,902	1,223,563
Change in net unrealized
depreciation on investments	(155,934,636)	(61,085,913)	(11,125,420)	(1,984,587)
Net realized and unrealized
loss on investments	(132,721,054)	(51,146,756)	(9,457,033)	(1,213,489)
Net increase (decrease) in net assets
resulting from operations	$(117,423,139)	$(45,772,599)	$(7,776,304)	$2,309,241

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2008 (UNAUDITED), CONTINUED

	FundX Stock	FundX ETF Aggressive	FundX ETF	FundX Tactical
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Upgrader Fund*
INVESTMENT INCOME
Dividends	$101,525	$989,097	$348,075	$68,459
Interest	1,958	15,052	5,400	13,604
Securities lending income, net (Note 2)	—	100,799	17,883	—
Total investment income	103,483	1,104,948	371,358	82,063

EXPENSES (Note 3)
Investment advisory fees	52,184	290,850	88,827	113,800
Transfer agent fees	13,735	26,175	16,074	5,500
Reports to shareholders	10,257	3,109	2,587	1,100
Audit fees	9,447	8,943	8,943	4,587
Administration fees	7,459	13,118	7,463	5,232
Custody fees	7,400	12,835	6,874	4,033
Registration fees	5,924	15,720	12,076	3,682
Legal fees	4,537	4,540	4,085	917
Trustee fees	3,171	2,718	2,011	1,125
Fund accounting fees	1,964	3,338	1,825	917
Miscellaneous expenses	1,273	1,185	1,185	500
Chief compliance officer fees	1,240	1,140	1,109	383
Interest expense (Note 6)	516	—	—	—
Insurance expense	459	260	249	—
Total expenses	119,566	383,931	153,308	141,776
Plus: prior year fees waived subject to recoupment	—	40,841	—	—
Less: fees waived	(41,324)	—	(20,069)	—
Net expenses	78,242	424,772	133,239	141,776
Net investment income (loss)	25,241	680,176	238,119	(59,713)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	28,287	(4,921,271)	(1,696,871)	(135,587)
Capital gain distributions from
regulated investment companies	—	14,118	2,319	—
Change in net unrealized
appreciation (depreciation) on investments	(1,121,448)	(3,979,712)	(1,584,939)	2,507,129
Net realized and unrealized
gain (loss) on investments	(1,093,161)	(8,886,865)	(3,279,491)	2,371,542
Net increase (decrease) in net assets
resulting from operations	$(1,067,920)	$(8,206,689)	$(3,041,372)	$2,311,829

*  Fund commenced operations on February 29, 2008.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2008	Year Ended
	(Unaudited)	October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$15,297,915	$6,993,296
Net realized gain (loss) on investments	(2,906,133)	56,621,119
Capital gain distributions from regulated investment companies	26,119,715	15,775,231
Change in net unrealized appreciation (depreciation) on investments	(155,934,636)	138,199,535
Net increase (decrease) in net assets resulting from operations	(117,423,139)	217,589,181

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(16,611,017)	(6,992,417)
From net realized gain	(69,277,128)	(42,699,419)
Total distributions to shareholders	(85,888,145)	(49,691,836)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	101,702,267	117,400,216
Total increase (decrease) in net assets	(101,609,017)	285,297,561

NET ASSETS
Beginning of period/year	941,302,488	656,004,927
End of period/year	$839,693,471	$941,302,488
Accumulated net investment loss	$(1,313,102)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2008		Year Ended
	(Unaudited)		October 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	4,738,498	$194,523,995	8,763,323	$378,855,199
Shares issued in reinvestment of distributions	1,998,630	83,542,722	1,190,069	48,340,616
Shares redeemed (b)	(4,334,095)	(176,364,450)	(7,175,979)	(309,795,599)
Net increase	2,403,033	$101,702,267	2,777,413	$117,400,216

(b)	Net of redemption fees of $72,955 and $81,097, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX AGGRESSIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2008	Year Ended
	(Unaudited)	October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$5,374,157	$1,968,485
Net realized gain on investments	2,341,531	20,115,024
Capital gain distributions from regulated investment companies	7,597,626	5,754,992
Change in net unrealized appreciation (depreciation) on investments	(61,085,913)	59,273,166
Net increase (decrease) in net assets resulting from operations	(45,772,599)	87,111,667

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(6,022,926)	(1,968,202)
From net realized gain	(24,325,561)	(8,585,076)
Total distributions to shareholders	(30,348,487)	(10,553,278)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	35,982,096	18,741,023
Total increase (decrease) in net assets	(40,138,990)	95,299,412

NET ASSETS
Beginning of period/year	330,105,389	234,805,977
End of period/year	$289,966,399	$330,105,389
Accumulated net investment loss	$(648,769)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2008		Year Ended
	(Unaudited)		October 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,800,031	$87,092,720	3,505,959	$173,381,692
Shares issued in reinvestment of distributions	614,752	30,006,041	223,334	10,266,638
Shares redeemed (b)	(1,701,906)	(81,116,665)	(3,399,214)	(164,907,307)
Net increase	712,877	$35,982,096	330,079	$18,741,023

(b)	Net of redemption fees of $46,261 and $92,381, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX CONSERVATIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2008	Year Ended
	(Unaudited)	October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$1,680,729	$1,287,091
Net realized gain (loss) on investments	(1,728,515)	5,405,012
Capital gain distributions from regulated investment companies	3,396,902	1,965,317
Change in net unrealized appreciation (depreciation) on investments	(11,125,420)	6,271,688
Net increase (decrease) in net assets resulting from operations	(7,776,304)	14,929,108

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,991,504)	(977,177)
From net realized gains	(7,341,204)	(3,363,190)
Total distributions to shareholders	(9,332,708)	(4,340,367)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	2,233,481	15,703,515
Total increase (decrease) in net assets	(14,875,531)	26,292,256

NET ASSETS
Beginning of period/year	104,638,962	78,346,706
End of period/year	$89,763,431	$104,638,962
Undistributed (Accumulated) net investment income (loss)	$(861)	$309,914

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2008		Year Ended
	(Unaudited)		October 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	526,327	$18,528,672	1,501,666	$55,744,050
Shares issued in reinvestment of distributions	258,599	8,957,870	116,187	4,154,857
Shares redeemed (b)	(733,979)	(25,253,061)	(1,191,148)	(44,195,392)
Net increase	50,947	$2,233,481	426,705	$15,703,515

(b)	Net of redemption fees of $26,938 and $27,158, respectively.

The accompanying notes are an integral part of these financial statements.

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FUNDX FLEXIBLE INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2008	Year Ended
	(Unaudited)	October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$3,522,730	$5,067,315
Net realized loss on investments	(452,465)	(889,893)
Capital gain distributions from regulated investment companies	1,223,563	639,315
Change in net unrealized appreciation (depreciation) on investments	(1,984,587)	3,717,246
Net increase in net assets resulting from operations	2,309,241	8,533,983

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,710,232)	(3,077,793)
From net realized gain	(3,823,463)	—
Total distributions to shareholders	(5,533,695)	(3,077,793)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	28,291,001	57,585,404
Total increase in net assets	25,066,547	63,041,594

NET ASSETS
Beginning of period/year	133,215,531	70,173,937
End of period/year	$158,282,078	$133,215,531
Undistributed net investment income	$5,635,932	$3,823,434

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2008		Year Ended
	(Unaudited)		October 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,575,249	$47,390,620	3,793,437	$113,711,486
Shares issued in reinvestment of distributions	184,655	5,463,956	103,968	3,040,019
Shares redeemed (b)	(815,849)	(24,563,575)	(1,972,011)	(59,166,101)
Net increase	944,055	$28,291,001	1,925,394	$57,585,404

(b)	Net of redemption fees of $9,254 and $14,800, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX STOCK UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2008	Year Ended
	(Unaudited)	October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$25,241	$(101,157)
Net realized gain on investments	28,287	7,558,391
Change in net unrealized depreciation on investments	(1,121,448)	(3,480,747)
Net increase (decrease) in net assets resulting from operations	(1,067,920)	3,976,487

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	(1,230,851)	—
Total distributions to shareholders	(1,230,851)	—

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)(b)	(2,436,106)	(52,558,819)
Total decrease in net assets	(4,734,877)	(48,582,332)

NET ASSETS
Beginning of period/year	13,801,182	62,383,514
End of period/year	$9,066,305	$13,801,182
Undistributed net investment income	$25,241	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2008		Year Ended
	(Unaudited)		October 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	66,281	$1,798,465	219,330	$6,206,802
Shares issued in reinvestment of distributions	41,387	1,163,382	—	—
Shares redeemed (b)	(198,047)	(5,397,953)	(2,096,813)	(58,765,621)
Net decrease	(90,379)	$(2,436,106)	(1,877,483)	$(52,558,819)

(b)	Net of redemption fees of $1,359 and $1,275, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF AGGRESSIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2008	Period Ended
	(Unaudited)	October 31, 2007*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$680,176	$(90,652)
Net realized loss on investments	(4,921,271)	(2,994)
Capital gain distributions from regulated investment companies	14,118	—
Change in net unrealized appreciation (depreciation) on investments	(3,979,712)	8,154,723
Net increase (decrease) in net assets resulting from operations	(8,206,689)	8,061,077

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(874,843)	—
From net realized gain	(169,209)	—
Total distributions to shareholders	(1,044,052)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	28,751,362	43,265,262
Total increase in net assets	19,500,621	51,326,339

NET ASSETS
Beginning of period	51,326,339	—
End of period	$70,826,960	$51,326,339
Accumulated net investment loss	$(194,667)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2008		Period Ended
	(Unaudited)		10/31/2007*
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,976,284	$58,347,515	1,907,936	$53,683,833
Shares issued in reinvestment of distributions	33,499	1,013,021	—	—
Shares redeemed (b)	(1,062,831)	(30,609,174)	(380,027)	(10,418,571)
Net increase	946,952	$28,751,362	1,527,909	$43,265,262

*	Fund commenced operations January 31, 2007
(b)	Net of redemption fees of $5,231 and $198, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2008	Period Ended
	(Unaudited)	October 31, 2007*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$238,119	$(46,826)
Net realized gain (loss) on investments	(1,696,871)	85,345
Capital gain distributions from regulated investment companies	2,319	—
Change in net unrealized appreciation (depreciation) on investments	(1,584,939)	2,379,061
Net increase (decrease) in net assets resulting from operations	(3,041,372)	2,417,580

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(272,435)	—
From net realized gain	(100,316)	—
Total distributions to shareholders	(372,751)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)(b)	(620,562)	18,096,429
Total increase (decrease) in net assets	(4,034,685)	20,514,009

NET ASSETS
Beginning of period	20,514,009	—
End of period	$16,479,324	$20,514,009
Accumulated net investment loss	$(34,316)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2008		Period Ended
	(Unaudited)		10/31/2007*
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	530,032	$13,914,884	1,044,575	$27,421,767
Shares issued in reinvestment of distributions	13,498	366,055	—	—
Shares redeemed (b)	(572,909)	(14,901,501)	(353,056)	(9,325,338)
Net increase (decrease)	(29,379)	$(620,562)	691,519	$18,096,429

*	Fund commenced operations January 31, 2007
(b)	Net of redemption fees of $713 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX TACTICAL UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
April 30, 2008
(Unaudited)*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(59,713)
Net realized loss on investments	(135,587)
Change in net unrealized appreciation on investments	2,507,129
Net increase in net assets resulting from operations	2,311,829

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	90,075,463
Total increase in net assets	92,387,292

NET ASSETS
Beginning of period	—
End of period	$92,387,292
Accumulated net investment loss	$(59,713)

(a)	Summary of capital share transactions is as follows:

	Period Ended
	10/31/2007*
	Shares	Value
Shares sold	3,672,651	$91,583,834
Shares redeemed (b)	(61,765)	(1,508,371)
Net increase	3,610,886	$90,075,463

*	Fund commenced operations February 29, 2008.
(b)	Net of redemption fees of $21,291.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD/YEAR

	Six Months Ended
	April 30, 2008		Years Ended October 31,
	(Unaudited)		2007	2006	2005	2004		2003
Net asset value, beginning of period / year	$49.65		$40.54	$35.62	$31.44	$28.51		$22.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.80		0.42	(0.03)	0.30	(0.19)		(0.11)
Net realized and unrealized gain (loss) on investments	(6.68)		11.70	7.17	4.58	3.12		6.01
Total from investment operations	(5.88)		12.12	7.14	4.88	2.93		5.90

LESS DISTRIBUTIONS:
From net investment income	(0.86)		(0.42)	(0.01)	(0.29)	—		—
From net realized gain	(3.60)		(2.59)	(2.22)	(0.42)	—		—
Total distributions	(4.46)		(3.01)	(2.23)	(0.71)	—		—
Paid-in capital from redemption fees (Note 2)	0.00	(2)	0.00 (2)	0.01	0.01	—		—
Net asset value, end of period / year	$39.31		$49.65	$40.54	$35.62	$31.44		$28.51
Total return	(12.37	)%(4)	31.55%	20.70%	15.74%	10.28	%(3)	26.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$839.7		$941.3	$656.0	$338.7	$228.7		$137.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS(5):
Before fees waived and expenses absorbed	1.15	%(6)	1.15%	1.23%	1.27%	1.31%		1.34%
After expenses absorbed(7)	1.09	%(6)	1.11%	1.19%	1.27%	1.31%		1.34%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(5):
Before fees waived and expenses absorbed	3.61	%(6)	0.85%	(0.14%)	0.84%	(0.73%)		(0.47%)
After expenses absorbed(8)	3.67	%(6)	0.89%	(0.10%)	0.84%	(0.73	%)(3)	(0.47%)
Portfolio turnover rate	66	%(4)	84%	112%	129%	139%		223%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	There was no effect on the total return or net investment income due to the net increase from payments by affiliates and net loss on the disposal of investments in violation of restrictions.
(4)	Not annualized.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized.
(7)
Excluding expenses paid indirectly, the ratio of  expenses to average net assets would have been 1.15%, 1.15% and 1.23% for the periods/years ended April 30,2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(8)
Excluding expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 3.61%, 0.85% and (0.14)% for the periods/years ended, April 30, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX AGGRESSIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD/YEAR

	Six Months Ended
	April 30, 2008		Years Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period / year	$58.51		$44.20	$38.09	$32.60	$30.81	$23.23

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.94		0.37	(0.04)	0.18	(0.21)	(0.11)
Net realized and unrealized gain (loss) on investments	(8.55)		15.86	7.67	6.05	2.01	7.69
Total from investment operations	(7.61)		16.23	7.63	6.23	1.80	7.58

LESS DISTRIBUTIONS:
From net investment income	(1.05)		(0.36)	—	(0.31)	(0.01)	—
From net realized gain	(4.23)		(1.58)	(1.58)	(0.45)	—	—
Total distributions	(5.28)		(1.94)	(1.58)	(0.76)	(0.01)	—
Paid-in capital from redemption fees (Note 2)	0.01		0.02	0.06	0.02	—	—
Net asset value, end of period / year	$45.63		$58.51	44.20	$38.09	$32.60	$30.81
Total return	(13.59	)%(2)	37.99%	20.52%	19.41%	5.85%	32.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$290.0		$330.1	234.8	$70.4	$40.6	$20.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.22	%(4)	1.24%	1.28%	1.42%	1.51%	2.94%
After fees waived or recouped(5)	1.17	%(4)	1.20%	1.27%	1.50%	1.50%	1.50%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	3.69	%(4)	0.70%	(0.14%)	0.42%	(0.77%)	(2.68%)
After fees waived or recouped(6)	3.74	%(4)	0.74%	(0.13%)	0.34%	(0.76%)	(1.24%)
Portfolio turnover rate	68	%(2)	95%	119%	116%	187%	128%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Not annualized.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Annualized.
(5)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.22%, 1.24% and 1.31% for the periods/years ended April 30, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(6)
Excluding expenses paid indirectly, the ratio of net investment loss to average net assets would have been 3.69%, 0.70% and (0.18)% for the periods/years ended April 30, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX CONSERVATIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD/YEAR

	Six Months Ended
	April 30, 2008		Years Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period / year	$40.09		$35.89	$32.11	$30.06	$27.34	$22.63

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.64		0.55	0.25	0.56	(0.23)	(0.11)
Net realized and unrealized gain (loss) on investments	(3.43)		5.55	5.28	2.65	3.30	4.88
Total from investment operations	(2.79)		6.10	5.53	3.21	3.07	4.77

LESS DISTRIBUTIONS:
From net investment income	(0.76)		(0.43)	(0.32)	(0.49)	—	(0.06)
From net realized gain	(2.82)		(1.48)	(1.44)	(0.67)	(0.35)	—
Total distributions	(3.58)		(1.91)	(1.76)	(1.16)	(0.35)	(0.06)
Paid-in capital from redemptions fees (Note 2)	0.01		0.01	0.01	0.00 (2)	—	—
Net asset value, end of period / year	$33.73		$40.09	$35.89	$32.11	$30.06	$27.34
Total return	(7.20	)%(3)	17.68%	17.82%	10.84%	11.28%	21.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$89.8		$104.6	$78.3	$43.8	$28.0	$11.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.27	%(5)	1.27%	1.36%	1.48%	1.66%	2.96%
After fees absorbed or recouped(6)	1.20	%(5)	1.25%	1.45%	1.50%	1.50%	1.50%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	3.56	%(5)	1.34%	0.72%	1.59%	(1.10%)	(2.23%)
After fees absorbed or recouped(7)	3.63	%(5)	1.36%	0.63%	1.57%	(0.94%)	(0.77%)
Portfolio turnover rate	79	%(3)	101%	111%	107%	130%	198%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Annualized.
(6)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.27%, 1.30% and 1.50% for the periods/years ended April 30, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(7)
Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 3.56%, 1.30% and 0.58% for the periods/years ended April 30, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX FLEXIBLE INCOME FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD/YEAR

	Six Months Ended
	April 30, 2008		Years Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period / year	$30.93		$29.46	$28.33	$28.71	$27.97	$24.89

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.57		1.08	1.23	1.10	0.87	0.89
Net realized and unrealized gain (loss) on investments	(0.12)		1.35	0.99	(0.34)	0.79	2.71
Total from investment operations	0.45		2.43	2.22	0.76	1.66	3.60

LESS DISTRIBUTIONS:
From net investment income	(0.38)		(0.96)	(1.09)	(1.09)	(0.70)	(0.52)
From net realized gain	(0.86)		—	—	(0.06)	(0.22)	—
Total distributions	(1.24)		(0.96)	(1.09)	(1.15)	(0.92)	(0.52)
Paid-in capital from redemption fees (Note 2)	0.00	(2)	0.00 (2)	0.00 (2)	0.01	—	—
Net asset value, end of period / year	$30.14		$30.93	$29.46	$28.33	$28.71	$27.97
Total return	1.53	%(3)	8.43%	8.06%	2.70%	6.02%	14.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$158.3		$133.2	$70.2	$38.7	$22.8	$9.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	0.94	%(5)	0.95%	1.09%	1.27%	1.45%	2.60%
After fees waived and expenses absorbed(6)	0.92	%(5)	0.93%	0.93%	0.99%	0.99%	0.99%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	4.86	%(5)	4.33%	4.54%	4.08%	2.90%	2.23%
After fees waived and expenses absorbed(7)	4.88	%(5)	4.35%	4.70%	4.36%	3.36%	3.84%
Portfolio turnover rate	50	%(3)	51%	76%	83%	192%	173%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Annualized.
(6)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 0.99%, 0.99% and 0.99% for the periods/years ended April 30, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(7)
Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 4.81%, 4.29% and 4.64% for the periods/years ended April 30, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX STOCK UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD/YEAR

	Six Months Ended
	April 30, 2008		Year Ended	Period Ended
	(Unaudited)		October 31, 2007	October 31, 2006*
Net asset value, beginning of period / year	$31.99		$27.02	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.07		(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	(2.23)		5.06	2.07
Total from investment operations	(2.16)		4.97	2.01
Paid-in capital from redemption fees (Note 2)	0.00	(1)	0.00 (1)	0.01

LESS DISTRIBUTIONS:
From net realized gain	(3.25)		—	—
Total distributions	(3.25)		—	—
Net asset value, end of period / year	$26.58		$31.99	$27.02
Total return	(7.30	)%(2)	18.39%	8.08	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$9.1		$13.8	$62.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.29	%(3)	2.03%	1.69	%(3)
After fees waived and expenses absorbed	1.50	%(3)	1.50%	1.50	%(3)

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.31	)%(3)	(0.71)%	(0.56	)%(3)
After fees waived and expenses absorbed	0.48	%(3)	(0.18)%	(0.37	)%(3)
Portfolio turnover rate	163	%(2)	305%	315	%(2)

*	Fund commenced operations November 1, 2005.
(1)	Amount is less than $0.01.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF AGGRESSIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Six Months Ended
	April 30, 2008		Period Ended
	(Unaudited)		October 31, 2007*
Net asset value, beginning of period	$33.59		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.40		(0.06)
Net realized and unrealized gain (loss) on investments	(4.83)		8.65
Total from investment operations	(4.43)		8.59

LESS DISTRIBUTIONS:
From net investment income	(0.45)		—
From net realized gain	(0.09)		—
Total distributions	(0.54)		—
Paid-in capital from redemption fees (Note 2)	0.00	(2)	0.00	(2)
Net asset value, end of period	$28.62		$33.59
Total return	(13.27	)%(3)	34.36	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$70.8		$51.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.32	%(5)	1.79	%(5)
After fees waived and expenses absorbed	1.46	%(5)	1.50	%(5)

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	2.48	%(5)	(0.95	)%(5)
After fees waived and expenses absorbed	2.34	%(5)	(0.66	)%(5)
Portfolio turnover rate	154	%(3)	159	%(3)

*	Fund commenced operations January 31, 2007.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlyinginvestment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Six Months Ended
	April 30, 2008		Period Ended
	(Unaudited)		October 31, 2007*
Net asset value, beginning of period	$29.67		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.34		(0.07)
Net realized and unrealized gain (loss) on investments	(4.58)		4.74
Total from investment operations	(4.24)		4.67

LESS DISTRIBUTIONS:
From net investment income	(0.39)		—
From net realized gain	(0.15)		—
Total distributions	(0.54)		—
Paid-in capital from redemption fees (Note 2)	0.00	(2)	0.00
Net asset value, end of period	$24.89		$29.67
Total return	(14.41	)%(3)	18.68	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$16.5		$20.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.73	%(5)	2.07	%(5)
After fees waived and expenses absorbed	1.50	%(5)	1.50	%(5)

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	2.46	%(5)	(1.03	)%(5)
After fees waived and expenses absorbed	2.69	%(5)	(0.46	)%(5)
Portfolio turnover rate	294	%(3)	271	%(3)

*	Fund commenced operations January 31, 2007.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

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FUNDX TACTICAL UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Period Ended
	April 30, 2008*
Net asset value, beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.02)
Net realized and unrealized gain on investments	0.60
Total from investment operations	0.58
Paid-in capital from redemption fees (Note 2)	0.01
Net asset value, end of period	$25.59
Total return	2.36	%(1)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$92.4
Ratio of expenses to average net assets	1.25	%(2)
Ratio of net investment loss to average net assets	(0.52	)%(2)
Portfolio turnover rate	21	%(1)

*	Fund commenced operations February 29, 2008.
(1)	Not Annualized.
(2)	Annualized.

The accompanying notes are an integral part of these financial statements.

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2008 (UNAUDITED)

NOTE 1 – ORGANIZATION

FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX Stock Upgrader Fund, FundX ETF Aggressive Upgrader Fund, FundX ETF Upgrader Fund and the FundX Tactical Upgrader Fund (the "Funds") are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.

FundX Upgrader Fund ("Upgrader Fund") commenced operations on November 1, 2001.  FundX Aggressive Upgrader Fund ("Aggressive Fund)", FundX Conservative Upgrader Fund ("Conservative Fund") and FundX Flexible Income Fund ("Flexible Income Fund") commenced operations on July 1, 2002.  FundX Stock Upgrader Fund ("Stock Fund") commenced operations on November 1, 2005.  FundX ETF Aggressive Upgrader Fund ("ETF Aggressive Fund") and FundX ETF Upgrader Fund ("ETF Upgrader Fund") commenced operations on January 31, 2007.  FundX Tactical Upgrader ("Tactical Fund") commenced operations on February 29, 2008.

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income.  The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.  The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income.  The investment objective of the Stock Fund is to seek long-term growth through capital appreciation.  The investment objective of the ETF Aggressive Fund and the ETF Upgrader Fund is to maximize capital appreciation over the long term without regard to income.  The investment objective of the Tactical Fund is to seek long-term capital appreciation; capital preservation is a secondary consideration.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.  Security valuations for the funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the funds’ board of directors.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market¨ ("NASDAQ"), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP").  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is "fair valued," consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of April 30, 2008 the FundX Flexible Income Fund held the following fair valued security:

			Percentage of Flexible
Flexible Income Fund	Shares	Market Value	Fund’s Net Assets
Eaton Vance Strategic Income Fund	1,010,645	$7,923,455	5.0%

According to Section 12(d)(1)(F) of the Investment Company Act of 1940, a registered investment company may restrict the redemption of its shares by a Fund and certain of its affiliates to 1% of its total outstanding shares during a 30 day period.  Under the Trust’s Liquidity Guidelines, an investment company position that exceeds 1% of the outstanding shares may be considered illiquid.  In addition, each Fund is restricted from investing more than 15% of its net assets in illiquid securities.

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2008 (UNAUDITED), CONTINUED

B.
Federal Income Taxes.  The Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.  At October 31, 2007, the Flexible Income Fund had a capital loss carryforward available for federal income tax purposes of $981,495 of which $292,536 expires in 2013, $449,870 expires in 2014 and 239,089 expires in 2015, to offset future gains.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a high cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Funds charge a 2.00% redemption fee on shares held less than 30 days, except for the ETF Aggressive Fund and ETF Upgrader Fund which charge a 2.00% redemption fee on shares held less than 7 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
Securities Lending.  In order to generate additional income, the Funds may lend securities representing up to one-third of the value of their total assets to broker-dealers, banks, or other institutional borrowers of securities.  Each Fund’s policy is to receive collateral from the borrower in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  If the value of the securities on loan increases, additional collateral is received from the borrower.  As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

FAF Advisors, Inc. ("FAF Advisors"), an in-direct wholly owned subsidiary of U.S. Bancorp, serves as the securities lending agent for the Funds in transactions involving the lending of portfolio securities on behalf of the Funds.  FAF Advisors acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission ("SEC").  FAF Advisors receives a fee of 0.25% of the average monthly collateral balance received for securities loaned.  Securities lending fees paid to FAF Advisors by the funds during the six months ended April 30, 2008, were as follows;

Upgrader Fund	$70,166
Aggressive Fund	26,916
Conservative Fund	1,945
Flexible Income Fund	1,419
ETF Aggressive Fund	11,019
ETF Upgrader Fund	2,045

Income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to FAF Advisors.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2008 (UNAUDITED), CONTINUED

I.
New Accounting Pronouncements.  Effective October 31, 2008, The Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes."  FIN 48 requires the evaluation of tax position taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a "more likely than not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions deemed to meet the "more-likely-than-not" threshold are recorded as a tax expense in the current year.

FIN 48 requires the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Funds include Federal and the state of Massachusetts.  As of April 30, 2008, open Federal and Massachusetts tax years for the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund include the tax years ended October 31, 2004 through October 31, 2007.  Open Federal and Massachusetts tax years for the Stock Fund include the tax years ended October 31, 2006 and October 31, 2007.  Open Federal and Massachusetts tax years for the ETF Aggressive Fund and ETF Upgrader Fund include the tax year ended October 31, 2007.  The Tactical Fund has not completed a full tax year.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Funds’ financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax return for the fiscal year end October 31, 2007.  The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Funds believe adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

DAL Investment Company, LLC (the "Advisor") provides the Funds with investment management services under an Investment Advisory Agreement (the "Agreement").  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million, 0.80% on net assets of $750 million to $1 billion and 0.70% on nest assets exceeding $1 billion for the Upgrader Fund, the Aggressive Fund and the Conservative Fund.  For the Flexible Income Fund, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund.  For the Stock Fund, the ETF Aggressive Fund, the ETF Upgrader Fund and the Tactical Fund the Advisor receives a monthly fee at the annul rate of 1.00% based upon the average daily net assets of each fund.  For the period ended April 30, 2008, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Stock Fund, ETF Aggressive Fund, ETF Upgrader Fund and Tactical Fund incurred $3,955,094, $1,437,794, $462,893, $504,707, $52,184, $290,850, $88,827 and $113,800 in investment advisory fees, respectively.

The Advisor has contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Funds expenses so that their ratio of expenses to average net assets will not exceed the following:

Upgrader Fund	1.50%	Stock Fund	1.50%
Aggressive Fund	1.50%	ETF Aggressive Fund	1.50%
Conservative Fund	1.50%	ETF Upgrader Fund	1.50%
Flexible Income Fund	0.99%	Tactical Fund	1.50%

The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  For the period ended April 30, 2008 the Advisor voluntarily waived $41,324 in fees for the Stock Fund and $20,069 in fees for the ETF Upgrader Fund.

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2008 (UNAUDITED), CONTINUED

At April 30, 2008, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Flexible Income Fund, the Stock Fund and the ETF Upgrader Fund that may be recouped was $93,103, $232,512 and $78,833, respectively.  The Advisor may recapture portions of the above amounts no later than the dates as stated below:

	October 31
	2008	2009	2010	2011
Flexible Income Fund	$45,468	$47,635	$—	$—
Stock Fund	—	71,365	119,823	41,324
ETF Upgrader Fund	—	—	58,764	20,069

For the period ended April 30, 2008, fees of $35,837 and $40,841, waived by the Advisor in 2005 and 2007, respectively, were recouped from the Flexible Income Fund and ETF Aggressive Fund, respectively.

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S Bancorp, serves as the Funds’ Administrator ("Administrator") and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rates:

$0 to $150 million	0.10% of average daily net assets
$150 to $500 million	0.05% of average daily net assets
$500 to $1 billion	0.04% of average daily net assets
Over $1 billion	0.03% of average daily net assets
Minimum annual fee - $30,000 for the first fund, $15,000 each additional fund

For the period ended April 30, 2008, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Stock Fund, ETF Aggressive Fund, ETF Upgrader Fund and Tactical Fund incurred $186,760, $64,626, $20,879, $32,535, $7,459, $13,118, $7,463 and $5,232 in administration fees, respectively.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the period ended April 30, 2008, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Stock Fund, ETF Aggressive Fund, ETF Upgrader Fund and Tactical Fund were allocated $1,245, $1,293, $1,168, $1,199, $1,240, $1,140, $1,109 and $383 of the Trust’s Chief Compliance Officer Fee, respectively.

Quasar Distributors, LLC (the "Distributor") serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.  U.S. Bank, N.A. ("U.S. Bank") serves as the Funds’ custodian (the "Custodian").  Both the Distributor and Custodian are both affiliates of the Administrator.

U.S. Bank receives fees from the underlying funds ("Underlying Funds") in which the Funds invest for servicing these same shareholder accounts of the underlying Funds by third parties.  USBFS and the Funds have agreed that USBFS will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank.  For the period ended April 30, 2008, this expense reduction, in the aggregate, equaled $258,289, $70,683, $33,080 and $53,584, for the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, respectively.  These expense reductions are reflected on the Statement of Operations as "expenses paid indirectly."  For the period ended April 30, 2008, there were no fees waived for the Stock Fund, ETF Aggressive Fund, ETF Upgrader Fund, and Tactical Fund.

The breakdown of these credits by the Funds offset the following service provider expense for the period ending April 30, 2008:

Fund	Custody	Fund Accounting	Fund Administration	Transfer Agency
Upgrader Fund	—	$107,880	—	$150,409
Aggressive Fund	—	22,999	—	47,684
Conservative Fund	—	12,434	—	20,646
Flexible Income Fund	$3,340	18,103	$11,295	20,846

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2008 (UNAUDITED), CONTINUED

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the period ended April 30, 2008 are as follows:

	Purchases	Sales
Upgrader Fund	$615,638,678	$566,577,542
Aggressive Fund	220,055,648	200,152,602
Conservative Fund	73,946,499	75,914,240
Flexible Income Fund	97,696,406	71,346,019
Stock Fund	17,300,954	20,881,468
ETF Aggressive Fund	118,829,868	90,188,553
ETF Upgrader Fund	52,261,695	52,479,351
Tactical Fund	104,954,460	16,517,537

The cost basis of investments for federal income tax purposes at April 30, 2008 was as follows:

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
Cost of investments	$784,659,416	$269,819,963	$85,954,261	$154,182,406
Gross tax unrealized appreciation	70,368,277	23,869,311	4,508,789	4,330,771
Gross tax unrealized depreciation	(16,308,209)	(4,084,136)	(1,128,010)	(590,792)
Net tax unrealized appreciation	$54,060,068	$19,785,175	$3,380,779	$3,739,979

		FundX Stock	FundX ETF Aggressive	FundX ETF
		Upgrader Fund	Upgrader Fund	Upgrader Fund
Cost of investments		$8,005,799	$66,957,520	$15,772,564
Gross tax unrealized appreciation		1,172,341	4,553,020	822,360
Gross tax unrealized depreciation		(100,157)	(640,863)	(90,033)
Net tax unrealized appreciation		$1,072,184	$3,912,157	$732,327

The Tactical Fund has not yet completed a fiscal year as of April 30, 2008.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods/years ended 2008 and 2007 for the Upgrader Fund was as follows:

	2008	2007
Distributions paid from:
Ordinary income	$16,611,017	$10,060,077
Short-term capital gain	21,189,156	10,704,934
Long-term capital gain	48,087,972	28,926,825

The tax character of distributions paid during 2008 and 2007 for the Aggressive Fund was as follows:
	2008	2007
Distributions paid from:
Ordinary income	$6,022,926	$1,968,202
Long-term capital gain	7,942,066	1,516,695
Short-term capital gain	16,383,495	7,068,381

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2008 (UNAUDITED), CONTINUED

The tax character of distributions paid during 2008 and 2007 for the Conservative Fund was as follows:

	2008	2007
Distributions paid from:
Ordinary income	$1,991,504	$977,177
Short-term capital gain	1,145,712	376,676
Long-term capital gain	6,195,492	2,986,514

The tax character of distributions paid during 2008 and 2007 for the Flexible Income Fund was as follows:
	2008	2007
Distributions paid from:
Ordinary income	$1,710,232	$3,077,793
Short-term capital gain	3,823,463	—

The tax character of distributions paid during 2008 and 2007 for the Stock Fund was as follows:
	2008	2007
Distributions paid from:
Short-term capital gain	$281,780	$—
Long-term capital gain	949,071	—

The tax character of distributions paid during 2008 and 2007 for the ETF Aggressive Fund was as follows:
	2008	2007
Distributions paid from:
Ordinary income	$874,873	$—
Short-term capital gain	169,209	—

The tax character of distributions paid during 2008 and 2007 for the ETF Upgrader Fund was as follows:
	2008	2007
Distributions paid from:
Ordinary income	$272,435	$—
Short-term capital gain	100,316	—

For the period ended April 30, 2008, there were no distributions for the Tactical Fund.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2008 (UNAUDITED), CONTINUED

As of October 31, 2007, components of distributable earnings on a tax basis were as follows:

	FundX	FundX	FundX
	FundX	Aggressive	Conservative	Flexible
	Upgrader	Upgrader	Upgrader	Income
	Fund	Fund	Fund	Fund
Undistributed ordinary income	$21,189,031	$7,942,009	$1,455,601	$3,823,434
Undistributed long-term capital gain	48,087,822	16,383,472	6,195,400	—
Total distributable earnings	69,276,853	24,325,481	7,651,001	3,823,434
Other accumulated gains/(losses)	—	—	—	(981,495)
Total accumulated earnings	$279,271,557	$105,196,569	$22,157,200	$8,566,505

	FundX	FundX ETF	FundX
	Stock	Aggressive	ETF
	Upgrader	Upgrader	Upgrader
	Fund	Fund	Fund
Undistributed ordinary income	$317,558	$169,208	$100,314
Undistributed long-term capital gain	910,649	—	—
Total distributable earnings	1,228,207	169,208	100,314
Other accumulated gains/(losses)	—	—	—
Total accumulated earnings	$3,421,839	$8,061,077	$2,417,580

Differences between book losses and tax losses are attributable to the tax treatment of wash losses.

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the "Bank") has made available to the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund and Stock Fund, a credit facility pursuant to five separate Loan and Security Agreements for each of the above mentioned Funds for the purpose of purchasing portfolio securities.  For the period ended April 30, 2008, the average interest rate on the outstanding principal amount was 6.62%, 6.67%, 6.40%, 0.00% and 6.86%, respectively.  Advances are not collateralized by a first lien against the Funds’ assets.  During period ended April 30, 2008, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund and Stock Fund had outstanding average daily balances of $213,780, $269,440, $60,885, $0 and $27,418, respectively.  The maximum amounts outstanding for the current lending agreement during that period were $4,481,000, $3,471,000, $1,927,000, $0 and $364,000 for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund and Stock Fund respectively.  Interest expense amounted to $8,291 for the Upgrader Fund, $5,690 for the Aggressive Fund, $2,006 for the Conservative Fund, $317 for the Flexible Income Fund and $516 for the Stock Fund for the period ended April 30, 2008.  At April 30, 2008, the Upgrader Fund and Aggressive Fund had loan payable balances of $1,912,000 and $339,000, respectively.  At April 30, 2008, the Conservative Fund, Flexible Income Fund and Stock Fund did not have outstanding loan balances.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2008 (UNAUDITED), CONTINUED

NOTE 7 – INVESTMENT COMPANY POSITIONS IN EXCESS OF 1% TOTAL OUTSTANDING SHARES

As discussed in Note 2, the sale of shares may be restricted on investment company positions that exceed 1% of the investment company’s total outstanding shares. At April 30, 2008, the following Funds had holdings that exceeded this 1% threshold. Information concerning these investments is as follows:

FUNDX UPGRADER FUND
		Market Value as of
Fund Name	Shares	April 30, 2008
AllianceBernstein International Growth Fund - Class A	433,855	$8,638,054
BlackRock International Opportunities Portfolio - Service Class	350,713	13,712,894
Diamond Hill Long Short Fund - Class A	313,840	5,919,031
Ivy Large Cap Growth Fund - Class Y	111,773	1,540,233
Oppenheimer Quest Opportunity Value - Class A	462,943	13,078,146
Pioneer Emerging Markets Fund - Class A	77,504	2,810,295
Quaker Strategic Growth Fund - Class I	449,103	12,345,843
	2,199,732	$58,044,496

Total net assets as of April 30, 2008		$839,693,471
Percentage of positions in excess of 1% total outstanding shares		6.9%

FUNDX FLEXIBLE INCOME FUND
		Market Value as of
Fund Name	Shares	April 30, 2008
Federated International Bond Fund	19,110	$226,071
Loomis Sayles Global Bond Fund - Institutional Class	87,398	1,430,698
Managers Short Duration Government Fund	153,152	1,468,726
	259,660	$3,125,495

Total net assets as of April 30, 2008		$158,282,078
Percentage of positions in excess of 1% total outstanding shares		2.0%

FUNDX TACTICAL UPGRADER FUND
		Market Value as of
Fund Name	Shares	April 30, 2008
Harbor Large Cap Value Fund - Institutional Class	107,545	$1,003,397
	107,545	1,003,397

Total net assets as of April 30, 2008		$92,387,292
Percentage of positions in excess of 1% total outstanding shares		1.1%

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

FEDERAL TAX INFORMATION (Unaudited)

The Upgrader Fund (the "Upgrader Fund"), Aggressive Fund (the "Aggressive Fund"), and Conservative Upgrader Fund (the "Conservative Fund") designate 25%, 22%, and 48%, respectively, of the dividends declared from net investment income during the year ended October 31, 2007 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended October 31, 2007, 6%, 2%, and 21%, of the ordinary distributions paid by the Upgrader Fund, Aggressive Fund, and Conservative Fund, respectively, qualify for the dividends received deduction available to corporate shareholders.

For the year ended October 31, 2007, 1% and 1%, of ordinary distribution paid by Upgrader Fund and Conservative Upgrader Fund, respectively, is designated as interest related dividends.

For the year ended October 31, 2007, $28,926,825, $7,068,381, and $2,986,514 were designated as long-term capital gain dividends pursuant to section 852(b)(3) of the Internal Revenue Code by the Upgrader Fund, Aggressive Fund, and Conservative Fund, respectively.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.fundx.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863].  In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863].  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedules of portfolio holdings are posted on their website at www.fundx.com within ten business days after calendar quarter end.

WWW.UPGRADERFUNDS.COM

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FundX Upgrader Funds

ADVISOR
DAL Investment Company LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee,WI 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee,WI 53202
(866) 455-FUND

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait,Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

	Symbol	CUSIP
FundX Upgrader Fund	FUNDX	742935547
FundX Aggressive Upgrader Fund	HOTFX	742935521
FundX Conservative Upgrader Fund	RELAX	742935513
FundX Flexible Income Fund	INCMX	742935497
FundX Stock Upgrader Fund	STOCX	360877104
FundX ETF Aggressive Upgrader Fund	UNBOX	742935349
FundX ETF Upgrader Fund	REMIX	742935331
FundX Tactical Upgrader Fund	TACTX	742935281

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  July 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date  July 1, 2008

By (Signature and Title)*    /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  June 25, 2008

* Print the name and title of each signing officer under his or her signature.